Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table shows the total compensation for our NEOs for the past five fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our principal executive officer (“PEO”) and non-PEO NEO (in each case, as determined under SEC rules), our total shareholder return (or “TSR”), the total shareholder return of the Nasdaq Stock Index over the same period, our Net Increase/(Decrease) in Net Assets Resulting from Operations, and our financial performance measure for compensatory purposes, net asset value (“NAV”) per share of our common stock (“Share”).

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Nasdaq Stock Index Total Shareholder Return	Net Increase/ (Decrease) in Net Assets Resulting from Operations(5)	NAV per Share
2024	$3,164,407	$3,497,486	$1,287,098	$1,349,183	$171.82	$215.22	$(38,124,247)	$6.68
2023	$2,976,409	$3,000,039	$1,232,474	$1,231,442	$115.13	$167.30	$5,066,822	$7.99
2022	$4,353,439	$643,964	$1,518,079	$935,248	$111.04	$116.65	$(132,177,053)	$7.39
2021	$7,546,084	$7,363,821	$1,625,652	$1,570,025	$373.93	$174.36	$147,071,721	$11.72
2020	$4,000,425	$1,740,203	$1,206,467	$790,110	$216.63	$143.64	$75,337,438	$15.14
(1)	Mr. Klein was the sole PEO for each of 2024, 2023, 2022, 2021 and 2020.

(2)	“Compensation actually paid” (“CAP”) is a calculation that begins with the Summary Compensation Table (“SCT”) total compensation in the given year with certain adjustments prescribed by the SEC rules. The following table provides a reconciliation of SCT total compensation (the “SCT Total”) with CAP for 2024, computed through the addition to the SCT Total of the values provided in the columns labeled “SCT Stock Awards,” “Fair Value of Stock Awards Granted in the Covered Year,” “Change in Fair Value of Unvested Stock Awards from Prior Years,” and “Change in Fair Value of Stock Awards that Vested in the Covered Year”:
Name	Year	SCT Total	SCT Stock Awards	Fair Value of Stock Awards Granted in the Covered Year	Change in Fair Value of Unvested Stock Awards from Prior Years	Change in Fair Value of Stock Awards that Vested in the Covered Year	Compensation Actually Paid
PEO	2024	$3,164,407	$(614,000)	$588,000	$254,006	$105,073	$3,497,486
Non-PEO NEO Average	2024	$1,287,098	$(153,500)	$147,000	$64,045	$4,540	$1,349,183

(3)	Ms. Green was our only non-PEO NEO for each of 2024, 2023, 2022, 2021 and 2020.

(4)	Total Shareholder Return represents the value of a hypothetical $100 investment beginning at market close on the last trading day of 2019, assuming reinvestment of all dividends.

(5)	Given the nature of the Company’s operations, the Company calculates “Net Income” as the Net Increase/(Decrease) in Net Assets Resulting from Operations.

Company Selected Measure Name	net asset value
Named Executive Officers, Footnote
(1)	Mr. Klein was the sole PEO for each of 2024, 2023, 2022, 2021 and 2020.
(3)	Ms. Green was our only non-PEO NEO for each of 2024, 2023, 2022, 2021 and 2020.

PEO Total Compensation Amount	$ 3,164,407	$ 2,976,409	$ 4,353,439	$ 7,546,084	$ 4,000,425
PEO Actually Paid Compensation Amount	$ 3,497,486	3,000,039	643,964	7,363,821	1,740,203
Adjustment To PEO Compensation, Footnote
(2)	“Compensation actually paid” (“CAP”) is a calculation that begins with the Summary Compensation Table (“SCT”) total compensation in the given year with certain adjustments prescribed by the SEC rules. The following table provides a reconciliation of SCT total compensation (the “SCT Total”) with CAP for 2024, computed through the addition to the SCT Total of the values provided in the columns labeled “SCT Stock Awards,” “Fair Value of Stock Awards Granted in the Covered Year,” “Change in Fair Value of Unvested Stock Awards from Prior Years,” and “Change in Fair Value of Stock Awards that Vested in the Covered Year”:
Name	Year	SCT Total	SCT Stock Awards	Fair Value of Stock Awards Granted in the Covered Year	Change in Fair Value of Unvested Stock Awards from Prior Years	Change in Fair Value of Stock Awards that Vested in the Covered Year	Compensation Actually Paid
PEO	2024	$3,164,407	$(614,000)	$588,000	$254,006	$105,073	$3,497,486
Non-PEO NEO Average	2024	$1,287,098	$(153,500)	$147,000	$64,045	$4,540	$1,349,183

Non-PEO NEO Average Total Compensation Amount	$ 1,287,098	1,232,474	1,518,079	1,625,652	1,206,467
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,349,183	1,231,442	935,248	1,570,025	790,110
Adjustment to Non-PEO NEO Compensation Footnote
(2)	“Compensation actually paid” (“CAP”) is a calculation that begins with the Summary Compensation Table (“SCT”) total compensation in the given year with certain adjustments prescribed by the SEC rules. The following table provides a reconciliation of SCT total compensation (the “SCT Total”) with CAP for 2024, computed through the addition to the SCT Total of the values provided in the columns labeled “SCT Stock Awards,” “Fair Value of Stock Awards Granted in the Covered Year,” “Change in Fair Value of Unvested Stock Awards from Prior Years,” and “Change in Fair Value of Stock Awards that Vested in the Covered Year”:
Name	Year	SCT Total	SCT Stock Awards	Fair Value of Stock Awards Granted in the Covered Year	Change in Fair Value of Unvested Stock Awards from Prior Years	Change in Fair Value of Stock Awards that Vested in the Covered Year	Compensation Actually Paid
PEO	2024	$3,164,407	$(614,000)	$588,000	$254,006	$105,073	$3,497,486
Non-PEO NEO Average	2024	$1,287,098	$(153,500)	$147,000	$64,045	$4,540	$1,349,183

Compensation Actually Paid vs. Total Shareholder Return	The graph below reflects the relationship between “compensation actually paid” to our PEO and non-PEO NEO and Total Shareholder Return for the Company and the Nasdaq Stock Index.
Compensation Actually Paid vs. Net Income

The graph below reflects the relationship between “compensation actually paid” to our PEO and non-PEO NEO and our Net Increase/(Decrease) in Net Assets Resulting from Operations, which is the Company’s calculation of “Net Income” given the nature of the Company’s operations:

Compensation Actually Paid vs. Company Selected Measure	The graph below reflects the relationship between “compensation actually paid” to our PEO and non-PEO NEO and our NAV per Share:
Total Shareholder Return Vs Peer Group	The graph below reflects the relationship between “compensation actually paid” to our PEO and non-PEO NEO and Total Shareholder Return for the Company and the Nasdaq Stock Index.
Tabular List, Table

Restrictions imposed by the 1940 Act limit the Compensation Committee’s ability to use nondiscretionary or formulaic Company performance goals or criteria to determine executive incentive compensation. However, the Compensation Committee considers several financial performance metrics, along with other factors including operational goals and individual performance criteria, in determining the appropriate compensation for the Company’s NEOs. Subject to the foregoing restrictions imposed by the 1940 Act, in the Company’s assessment, the following list of performance measures represent the most important performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance:

●	NAV per Share;

●	dividends declared and paid by the Company;

●	prudent investments within the portfolio, focusing on high-quality opportunities to ensure efficiency;

●	enhancements to the overall investment process, to the valuation process, and to financial reporting;

●	maintenance of a strong balance sheet, including maintaining liquidity and capital flexibility to accomplish the Company’s business objectives; and

●	execution of the Company’s Share Repurchase Program and Modified “Dutch Auction” Tender Offer.

Other key metrics considered by the Compensation Committee when determining the appropriate compensation for NEOs include investment activity, growth and performance of the Company’s business, maintenance of liquidity and capital flexibility, growth and development of human capital, and individual contributions to corporate objectives.

Total Shareholder Return Amount	$ 171.82	115.13	111.04	373.93	216.63
Peer Group Total Shareholder Return Amount	215.22	167.3	116.65	174.36	143.64
Net Income (Loss)	$ (38,124,247)	$ 5,066,822	$ (132,177,053)	$ 147,071,721	$ 75,337,438
Company Selected Measure Amount | $ / shares	6.68	7.99	7.39	11.72	15.14
PEO Name	Mr. Klein
Measure:: 1
Pay vs Performance Disclosure
Name	NAV per Share
Measure:: 2
Pay vs Performance Disclosure
Name	dividends declared and paid by the Company
Measure:: 3
Pay vs Performance Disclosure
Name	prudent investments within the portfolio, focusing on high-quality opportunities to ensure efficiency
Measure:: 4
Pay vs Performance Disclosure
Name	enhancements to the overall investment process, to the valuation process, and to financial reporting
Measure:: 5
Pay vs Performance Disclosure
Name	maintenance of a strong balance sheet, including maintaining liquidity and capital flexibility to accomplish the Company’s business objectives
Measure:: 6
Pay vs Performance Disclosure
Name	execution of the Company’s Share Repurchase Program and Modified “Dutch Auction” Tender Offer
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (614,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	588,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	254,006
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,073
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(153,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	147,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,045
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,540